Income Taxes - Schedule of Reconciliation Of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning balance	$ 2,767	$ 2,282
Additions based on tax positions related to the current year	1,958	485
Ending balance	$ 4,725	$ 2,767